                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number: _____

     This Amendment (Check only one.): [ ] is a restatement
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            The Cincinnati Insurance Company
Address:         6200 South Gilmore Road
                 Fairfield, Ohio 45014

13F File Number: 028-10753

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:  Martin F. Hollenbeck
Title: Chief Investment Officer
Phone: (513) 870-2000

Signature, Place and Date of Signing:


/s/ Martin F. Hollenbeck                  Fairfield, Ohio   August 7, 2009
---------------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                  1
Form 13F Information Table Entry Total            63
Form 13F Information Table Value Total     1,574,996
                                         (thousands)

List of Other Included Managers

No.   File No.    Name
---   ---------   --------------------------------
01    028-10798   Cincinnati Financial Corporation

                                               COLUMN 2       COLUMN 3    COLUMN 4       COLUMN 5
ISSUER                                      TITLE OF CLASS     CUSIP     FMV (000)   SHARES/PRINCIPAL   SH/PRN
------                                     ---------------   ---------   ---------   ----------------   ------
3M COMPANY                                 COMMON            88579Y101      23,950         398,500         SH
ABBOTT LABORATORIES                        COMMON            002824100      52,318       1,112,200         SH
AGL RESOURCES                              COMMON            001204106      23,542         740,300         SH
ALLIANCEBERNSTEIN                          COMMON            01881G106      41,156       2,048,600         SH
ALLIED WASTE INDUSTRIES INC                CONVERTIBLE DEB   019589AD2       4,899       5,050,000        PRN
ASPEN INSURANCE                            CONVERTIBLE PFD   G05384113       6,600         160,000         SH
AT&T INC                                   COMMON            00206R102      23,424         943,000         SH
AVERY DENNISON CORP                        COMMON            053611109      13,409         522,138         SH
BAXTER INTL INC                            COMMON            071813109      47,134         890,000         SH
BEST BUY CO INC                            COMMON            086516101      12,224         365,000         SH
BLACKROCK INC                              COMMON            09247X101         738           4,207         SH
BOEING CO                                  COMMON            097023105      16,486         387,898         SH
BOSTON PROPERTIES INC                      CONVERTIBLE DEB   10112RAK0       5,477       6,250,000        PRN
CHEVRON CORPORATION                        COMMON            166764100      65,482         988,400         SH
CLOROX COMPANY                             COMMON            189054109      16,347         292,792         SH
COLGATE-PALMOLIVE CORP                     COMMON            194162103       7,074         100,000         SH
CONOCOPHILLIPS                             COMMON            20825C104      14,721         350,000         SH
DOVER CORP                                 COMMON            260003108      10,009         302,480         SH
DUKE ENERGY CORP                           COMMON            26441C105      28,389       1,945,800         SH
EMERSON ELECTRIC                           COMMON            291011104      16,874         520,800         SH
EQT CORPORATION                            COMMON            26884L109      20,946         600,000         SH
EQUITY RESIDENTIAL                         CONVERTIBLE DEB   26884AAV5       4,557       4,800,000        PRN
EXXON MOBIL CORPORATION                    COMMON            30231G102     116,089       1,660,543         SH
FERRO CORPORATION CV DEB                   CONVERTIBLE DEB   315405AL4       2,651       5,250,000        PRN
GENUINE PARTS CO                           COMMON            372460105      38,493       1,147,000         SH
HONEYWELL INT L INC                        COMMON            438516106       7,693         245,000         SH
HUNTINGTON BANCSHARES INC                  CONVERTIBLE PFD   446150401       7,218           9,754         SH
IBM CORP                                   COMMON            459200101      25,061         240,000         SH
ILLINOIS TOOL WORKS                        COMMON            452308109      19,155         513,000         SH
JOHNSON & JOHNSON                          COMMON            478160104      96,718       1,702,785         SH
KEYCORP INC.                               CONVERTIBLE PFD   493267405       2,433          35,000         SH
LEGGETT & PLATT INC                        COMMON            524660107      17,760       1,166,100         SH
LINEAR TECHNOLOGY CORP                     COMMON            535678106      17,293         740,600         SH
MCDONALD'S CORP                            COMMON            580135101       7,761         135,000         SH
MEDTRONIC INC                              COMMON            585055106      25,827         740,250         SH
MEDTRONIC INC                              CONVERTIBLE DEB   585055AK2       6,541       7,100,000        PRN
MERIDIAN BIOSCIENCE                        COMMON            589584101      18,516         820,000         SH
METLIFE                                    COMMON            59156R108      19,639         654,406         SH
MICROCHIP TECHNOLOGY INC                   COMMON            595017104      22,850       1,013,300         SH
MICROSOFT CORP                             COMMON            594918104      19,439         817,800         SH
NEW YORK COMMUNITY BANCORP 6% CV TR PFD    CONVERTIBLE PFD   64944P307       3,111          95,000         SH
NORAM ENERGY CORP CV DEB                   CONVERTIBLE DEB   655419AC3       9,002       9,328,650        PRN
NORTHERN TRUST                             COMMON            665859104      19,942         371,500         SH
OMNICARE INC                               CONVERTIBLE DEB   681904AL2       4,951       7,150,000        PRN
PARTNERRE LTD                              COMMON            G6852T105       2,259          34,784         SH
PAYCHEX INC                                COMMON            704326107      12,003         476,300         SH
PEPSICO INC                                COMMON            713448108      68,178       1,240,500         SH
PFIZER INC                                 COMMON            717081103      23,850       1,590,000         SH
PIEDMONT NATURAL GAS                       COMMON            720186105      21,722         900,953         SH
PITNEY BOWES INC                           COMMON            724479100      16,075         733,000         SH
PPG INDUSTRIES INC                         COMMON            693506107      17,472         398,000         SH
PRAXAIR INC                                COMMON            74005P104      14,214         200,000         SH
PROCTER & GAMBLE CORPORATION               COMMON            742718109     192,590       3,768,879         SH
REINSURANCE GROUP OF AMERICA 5.75% PIERS   CONVERTIBLE PFD   759351307       5,169         109,400         SH
RPM INTERNATIONAL INC                      COMMON            749685103      19,013       1,354,200         SH
SPECTRA ENERGY CORP                        COMMON            847560109      17,768       1,050,094         SH
STAPLES INC                                COMMON            855030102       9,586         475,000         SH
SYSCO CORP                                 COMMON            871829107      11,735         522,000         SH
THE STANLEY WORKS                          COMMON            854616109       7,597         224,500         SH
VERIZON COMMUNICATIONS INC                 COMMON            92343V104      10,756         350,000         SH
VORNADO REALTY TRUST                       CONVERTIBLE DEB   929043AE7       8,407       9,290,000        PRN
WEST PHARMACEUTICAL                        CONVERTIBLE DEB   955306AA3       3,601       5,200,000        PRN
WYETH                                      COMMON            983024100     149,106       3,285,000         SH
                                                                         1,574,996

                                               COLUMN 6      COLUMN 7   COLUMN 8
ISSUER                                      INVESTMENT DIS   OTH MGRS     SOLE       SHARED    NONE
------                                     ---------------   --------   --------   ---------   ----
3M COMPANY                                   SHARED-OTHER       01         --        398,500    --
ABBOTT LABORATORIES                          SHARED-OTHER       01         --      1,112,200    --
AGL RESOURCES                                SHARED-OTHER       01         --        740,300    --
ALLIANCEBERNSTEIN                            SHARED-OTHER       01         --      2,048,600    --
ALLIED WASTE INDUSTRIES INC                  SHARED-OTHER       01         --             --    --
ASPEN INSURANCE                              SHARED-OTHER       01         --             --    --
AT&T INC                                     SHARED-OTHER       01         --        943,000    --
AVERY DENNISON CORP                          SHARED-OTHER       01         --        522,138    --
BAXTER INTL INC                              SHARED-OTHER       01         --        890,000    --
BEST BUY CO INC                              SHARED-OTHER       01         --        365,000    --
BLACKROCK INC                                SHARED-OTHER       01         --          4,207    --
BOEING CO                                    SHARED-OTHER       01         --        387,898    --
BOSTON PROPERTIES INC                        SHARED-OTHER       01         --             --    --
CHEVRON CORPORATION                          SHARED-OTHER       01         --        988,400    --
CLOROX COMPANY                               SHARED-OTHER       01         --        292,792    --
COLGATE-PALMOLIVE CORP                       SHARED-OTHER       01         --        100,000    --
CONOCOPHILLIPS                               SHARED-OTHER       01         --        350,000    --
DOVER CORP                                   SHARED-OTHER       01         --        302,480    --
DUKE ENERGY CORP                             SHARED-OTHER       01         --      1,945,800    --
EMERSON ELECTRIC                             SHARED-OTHER       01         --        520,800    --
EQT CORPORATION                              SHARED-OTHER       01         --        600,000    --
EQUITY RESIDENTIAL                           SHARED-OTHER       01         --             --    --
EXXON MOBIL CORPORATION                      SHARED-OTHER       01         --      1,660,543    --
FERRO CORPORATION CV DEB                     SHARED-OTHER       01         --             --    --
GENUINE PARTS CO                             SHARED-OTHER       01         --      1,147,000    --
HONEYWELL INT L INC                          SHARED-OTHER       01         --        245,000    --
HUNTINGTON BANCSHARES INC                    SHARED-OTHER       01         --             --    --
IBM CORP                                     SHARED-OTHER       01         --        240,000    --
ILLINOIS TOOL WORKS                          SHARED-OTHER       01         --        513,000    --
JOHNSON & JOHNSON                            SHARED-OTHER       01         --      1,702,785    --
KEYCORP INC.                                 SHARED-OTHER       01         --             --    --
LEGGETT & PLATT INC                          SHARED-OTHER       01         --      1,166,100    --
LINEAR TECHNOLOGY CORP                       SHARED-OTHER       01         --        740,600    --
MCDONALD'S CORP                              SHARED-OTHER       01         --        135,000    --
MEDTRONIC INC                                SHARED-OTHER       01         --        740,250    --
MEDTRONIC INC                                SHARED-OTHER       01         --             --    --
MERIDIAN BIOSCIENCE                          SHARED-OTHER       01         --        820,000    --
METLIFE                                      SHARED-OTHER       01         --        654,406    --
MICROCHIP TECHNOLOGY INC                     SHARED-OTHER       01         --      1,013,300    --
MICROSOFT CORP                               SHARED-OTHER       01         --        817,800    --
NEW YORK COMMUNITY BANCORP 6% CV TR PFD      SHARED-OTHER       01         --             --    --
NORAM ENERGY CORP CV DEB                     SHARED-OTHER       01         --             --    --
NORTHERN TRUST                               SHARED-OTHER       01         --        371,500    --
OMNICARE INC                                 SHARED-OTHER       01         --             --    --
PARTNERRE LTD                                SHARED-OTHER       01         --         34,784    --
PAYCHEX INC                                  SHARED-OTHER       01         --        476,300    --
PEPSICO INC                                  SHARED-OTHER       01         --      1,240,500    --
PFIZER INC                                   SHARED-OTHER       01         --      1,590,000    --
PIEDMONT NATURAL GAS                         SHARED-OTHER       01         --        900,953    --
PITNEY BOWES INC                             SHARED-OTHER       01         --        733,000    --
PPG INDUSTRIES INC                           SHARED-OTHER       01         --        398,000    --
PRAXAIR INC                                  SHARED-OTHER       01         --        200,000    --
PROCTER & GAMBLE CORPORATION                 SHARED-OTHER       01         --      3,768,879    --
REINSURANCE GROUP OF AMERICA 5.75% PIERS     SHARED-OTHER       01         --             --    --
RPM INTERNATIONAL INC                        SHARED-OTHER       01         --      1,354,200    --
SPECTRA ENERGY CORP                          SHARED-OTHER       01         --      1,050,094    --
STAPLES INC                                  SHARED-OTHER       01         --        475,000    --
SYSCO CORP                                   SHARED-OTHER       01         --        522,000    --
THE STANLEY WORKS                            SHARED-OTHER       01         --        224,500    --
VERIZON COMMUNICATIONS INC                   SHARED-OTHER       01         --        350,000    --
VORNADO REALTY TRUST                         SHARED-OTHER       01         --             --    --
WEST PHARMACEUTICAL                          SHARED-OTHER       01         --             --    --
WYETH                                        SHARED-OTHER       01         --      3,285,000    --